Segment Information (Tables)	12 Months Ended
Nov. 30, 2014
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The table below provides information about revenue and long-lived assets for the U.S. and individual material foreign countries for 2014, 2013, and 2012. Revenue by geographic area is generally based on the "ship to" location. Long-lived assets include net property and equipment, net intangible assets, and net goodwill.

	2014		2013		2012
(in thousands)	Revenue	Long-lived assets	Revenue	Long-lived assets	Revenue	Long-lived assets
United States	$1,290,570	$3,481,629	$992,640	$3,413,351	$775,630	$1,849,244
United Kingdom	254,743	633,042	243,608	555,732	231,671	434,192
Rest of world	685,481	435,181	604,383	486,128	522,568	393,352
Total	$2,230,794	$4,549,852	$1,840,631	$4,455,211	$1,529,869	$2,676,788

Schedule of Segment Reporting Information, by Segment [Table Text Block]

	Americas	EMEA	APAC	Shared Services	Consolidated Total
	(In thousands)
Year Ended November 30, 2014
Revenue	$1,470,282	$549,061	$211,451	$—	$2,230,794
Operating income	$356,310	$129,766	$48,792	$(231,276)	$303,592
Depreciation and amortization	$167,351	$22,730	$4,798	$7,266	$202,145
Total Assets	$4,103,862	$886,000	$219,053	$139,515	$5,348,430
Year Ended November 30, 2013
Revenue	$1,162,582	$483,373	$194,676	$—	$1,840,631
Operating income	$303,803	$81,048	$42,089	$(228,736)	$198,204
Depreciation and amortization	$123,477	$25,688	$2,363	$7,209	$158,737
Total Assets	$4,215,949	$874,602	$158,963	$110,099	$5,359,613
Year Ended November 30, 2012
Revenue	$912,490	$443,385	$173,994	$—	$1,529,869
Operating income	$262,953	$95,144	$46,042	$(196,852)	$207,287
Depreciation and amortization	$88,456	$22,188	$1,065	$6,534	$118,243
Total Assets	$2,437,903	$881,499	$114,426	$115,383	$3,549,211

Revenue from External Customers by Products and Services [Table Text Block]
Revenue by transaction type was as follows:

(in thousands)	2014	2013	2012
Subscription revenue	$1,719,617	$1,404,984	$1,157,347
Non-subscription revenue	511,177	435,647	372,522
Total revenue	$2,230,794	$1,840,631	$1,529,869
Revenue by product category was as follows:

(in thousands)	2014	2013	2012
Resources	$927,211	$865,125	775,331
Industrials	736,394	427,623	259,063
Horizontal products	567,189	547,883	495,475
Total revenue	$2,230,794	$1,840,631	$1,529,869

Schedule of Goodwill [Table Text Block]
Activity in our goodwill account was as follows:

(in thousands)	Americas	EMEA	APAC	Consolidated Total
Balance at November 30, 2012	$1,450,061	$417,411	$91,751	$1,959,223
Acquisitions	1,035,692	69,982	—	1,105,674
Adjustments to purchase price	(511)	—	—	(511)
Foreign currency translation	(7,756)	7,602	949	795
Balance at November 30, 2013	2,477,486	494,995	92,700	3,065,181
Acquisitions	35,990	78,136	16,141	130,267
Adjustments to purchase price	2,712	(8,203)	—	(5,491)
Foreign currency translation	(14,988)	(16,962)	(683)	(32,633)
Balance at November 30, 2014	$2,501,200	$547,966	$108,158	$3,157,324